Basis for preparation, consolidation and accounting policies - Impact of Adoption of IFRS 16 on consolidated statement of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 14, 2018
Assets
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	$ 1,537,870	$ 1,650,361	$ 1,754,372
Right-of-use assets	5,338	7,178
Deferred income tax asset, net	164,351	73,850
Total assets	4,561,811	3,979,617	4,107,274
Liabilities
Financial obligations	179,417	25,086
Total liabilities	2,023,280	1,179,760	1,139,074
Retained earnings	1,239,526	1,503,785
Total equity, net	2,538,531	2,799,857	2,968,200	$ 3,028,226
Minera Yanacocha SRL and subsidiary [Member]
Assets
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	1,007,648	1,039,579	1,038,294
Deferred income tax asset, net	50	1,071
Total assets	2,107,137	2,313,438
Liabilities
Total liabilities	2,751,075	1,989,052
Retained earnings	(999,816)	(32,134)
Total equity, net	$ (643,938)	$ 324,386	$ 489,712	$ 583,723	$ 6,216